Investments in and Advances to Unconsolidated Affiliates - Schedule of Investments in and Advances to Unconsolidated Affiliates (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016
CityCenter Holdings LLC As Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest	50.00%	50.00%
Elgin Riverboat Resort-Riverboat Casino [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest	50.00%	50.00%
Las Vegas Arena Company LLC As Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest	42.50%	42.50%